Mining and Income Taxation	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Mining and income taxation	MINING AND INCOME TAXATION

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

The components of mining and income tax are the following:
South African taxation
– company and capital gains taxation	(3.8)	(4.5)	(2.9)
– dividend withholding tax	(24.3)	—	—
– prior year adjustment - current taxation	0.8	(0.5)	0.2
– deferred taxation	(27.4)	(25.8)	(0.3)
– prior year adjustment - deferred taxation	(3.4)	—	—
Foreign taxation
– current taxation	(417.9)	(356.2)	(184.1)
– dividend withholding tax	—	(5.2)	(2.7)
– prior year adjustment - current taxation	(3.5)	(0.1)	(1.1)
– deferred taxation	54.6	(40.2)	15.3
Total mining and income taxation	(424.9)	(432.5)	(175.6)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2020: 34.0% and 2019: 34.0%) were:
Taxation on profit before taxation at maximum South African statutory mining tax rate	(426.5)	(400.5)	(119.1)
Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore[1]	45.9	45.6	17.9
Non-deductible share-based payments	(4.3)	(4.9)	(7.0)
Non-deductible exploration expense	(9.6)	(0.4)	(17.0)
Deferred tax assets not recognised on impairment of investments (2020: reversal of impairment and 2019: impairment)[2]	(10.5)	21.2	(3.3)
Non-deductible interest paid	(22.2)	(31.2)	(29.9)
Share of results of equity accounted investees, net of taxation	(10.9)	(0.9)	1.1
Non-taxable fair value (loss)/gain on Maverix warrants	(1.4)	0.4	1.4
Non-taxable profit on disposal of Maverix (2018: dilution of Gold Fields' interest in Maverix)	—	—	5.0
Dividend withholding tax	(29.5)	(5.9)	(2.9)
Net non-deductible expenditure and non-taxable income	(26.7)	(0.7)	(10.5)
Deferred tax on unremitted earnings at Tarkwa and Cerro Corona	15.7	1.3	(4.5)
Deferred taxation movement on Peruvian Nuevo Sol devaluation against US dollar[3]	(8.6)	(7.5)	0.1
Various Peruvian non-deductible expenses	(7.9)	(5.8)	(6.6)
Deferred tax assets not recognised at Cerro Corona, net[4]	(12.2)	(0.1)	(3.3)
Deferred tax assets not recognised at Damang and Tarkwa[5]	(6.6)	(50.9)	—
Deferred tax assets recognised at Salares Norte[6]	96.7	12.8	—
Prior year adjustments	(6.4)	(0.2)	(1.0)
Other	0.1	(4.8)	4.0
Total mining and income taxation	(424.9)	(432.5)	(175.6)
[1]Due to different tax rates in various jurisdictions, primarily South Africa, Ghana, Australia and Peru.
[2]Deferred tax assets not recognised on reversal of impairment of investments relate to the impairment of FSE (2020: reversal of FSE impairment and 2019: impairment of FSE). Refer to note 7 for details of impairments.
[3]The functional currency of Cerro Corona is US Dollar, however, the Peruvian tax base is based on values in Peruvian Nuevo Sol.
[4]Deferred tax assets amounting to US$0.1 million and US$3.3 million were not recognised during the years ended 31 December 2020 and 2019, respectively, at Cerro Corona to the extent that there is insufficient future taxable income available. Deferred tax assets were not recognised during the year related to deductible temporary differences on additions to fixed assets in the current financial year that would only reverse after the end of the life-of-mine (“LoM”) of Cerro Corona. In making this determination, the Group analysed, among others, forecasts of future earnings and the nature and timing of future deductions and benefits represented by deferred tax assets.
During 2021, deferred tax assets of US$12.2 million were not recognised. This comprised deferred tax assets of US$15.6 million not recognised relating to losses on financial instruments of US$45.8 million due to uncertainty in the deductibility of these losses, partially offset by deferred tax assets amounting to $3.4 million that were previously not recognised (as explained above), recognised due to the increase in future taxable income available because of a higher long-term gold price used in the 2021 assessment.
[5]During 2021, deferred tax assets of US$6.6 million (2020: US$50.9 million) were not recognised at the Ghanaian operations. The US$50.9 million in 2020 comprised US$41.0 million deferred tax assets relating to losses on financial instruments of US$120.6 million (these losses are ring-fenced for tax purposes and there are no expected future gains on financial instruments to utilise against these losses) and US$9.9 million relating to the Tarkwa expected credit loss provision of US$29.0 million. The US$6.6 million in 2021 comprised US$14.0 million relating to the Ghana expected credit loss provision of US$41.1 million, partially offset by US$7.4 million deferred tax assets recognised relating to the utilisation of previous losses on financial instruments (as explained above).
[6]During 2021, deferred tax assets of US$96.7 million was raised. At 31 December 2021, there has been significant progress with the construction of the Salares Norte project as indicated by total project progress at 62.5%, construction progress at 55% and the early forecast curve being aligned with the scheduled finish of Q1 2023. The project is expected to deliver significant value and all tax credits are expected to be fully utilised before they expire. During 2020, deferred tax assets of US$12.8 million relating to assessed losses were recognised during the year at Salares Norte, to the extent that there was sufficient taxable income available in 2020 to offset against these losses. The taxable income in 2020 related mainly to gains on the Salares Norte foreign currency hedge.
10.    MINING AND INCOME TAXATION continued

	United States Dollar
	2021	2020	2019

South Africa – current tax rates
Mining tax[1]	Y = 34 – 170/X	Y = 34 – 170/X	Y = 34 – 170/X
Non-mining tax[2]	28.0%	28.0%	28.0%
Company tax rate	28.0%	28.0%	28.0%
International operations – current tax rates
Australia	30.0%	30.0%	30.0%
Ghana	32.5%	32.5%	32.5%
Peru	29.5%	29.5%	29.5%
[1]South African mining tax on mining income is determined according to a formula which takes into account the profit and revenue from mining operations. South African mining taxable income is determined after the deduction of all mining capital expenditure, with the proviso that this cannot result in an assessed loss. Capital expenditure amounts not deducted are carried forward as unredeemed capital expenditure to be deducted from future mining income. Accounting depreciation is ignored for the purpose of calculating South African mining taxation. The effective mining tax rate for Gold Fields Operations Limited (“GFO”) and GFI Joint Venture Holdings (Proprietary) Limited (“GFIJVH”), owners of the South Deep mine, has been calculated at 29% (2020: 29% and 2019: 29%).
In the formula above, Y is the percentage rate of tax payable and X is the ratio of mining profit, after the deduction of redeemable capital expenditure, to mining revenue expressed as a percentage.
[2]Non-mining income of South African mining operations consists primarily of interest income.
Deferred tax is provided at the expected future rate for mining operations arising from temporary differences between the carrying values and tax values of assets and liabilities.
At 31 December 2021, the Group had the following estimated amounts available for set-off against future income (pre-tax):

	South African Rand
	2021			2020
	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised
	Rand million	Rand million	Rand million	Rand million	Rand million	Rand million

South Africa[1]
Gold Fields Operations Limited	10,492.3	746.4	—	9,927.8	2,213.8	—
GFI Joint Venture Holdings (Proprietary) Limited	13,193.3	746.7	—	14,251.0	768.0	—
Gold Fields Holdings Company Limited	—	143.3	143.3	—	53.0	53.0
	23,685.6	1,636.4	143.3	24,178.8	3,034.8	53.0
[1]These deductions are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. South African tax losses and unredeemed capital expenditure have no expiration date.
Notes to the Consolidated Financial Statements continued
for the year ended 31 December 2021

10.    MINING AND INCOME TAXATION continued

	United States Dollar
	2021			2020
	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised
	US$ million	US$ million	US$ million	US$ million	US$ million	US$ million

South Africa[1]
Gold Fields Operations Limited	658.2	46.8	—	675.8	150.7	—
GFI Joint Venture Holdings (Proprietary) Limited	827.7	46.8	—	970.1	52.3	—
Gold Fields Holdings Company Limited	—	9.0	9.0	—	3.6	3.6
	1,485.9	102.6	9.0	1,645.9	206.6	3.6
International operations
Exploration entities[2]	—	227.6	227.6	—	231.2	231.2
Minera Gold Fields Salares Norte[3]	458.3	87.6	—	—	205.8	205.8
Gold Fields La Cima S.A.[4]	—	45.8	45.8	—	—	—
Abosso Goldfields Limited[5,6]	—	31.5	31.5	—	44.5	35.6
Gold Fields Ghana Limited[5,7]	—	46.9	46.9	—	85.0	85.0
	458.3	439.4	351.8	—	566.5	557.6
[1]These deductions are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. South African tax losses and unredeemed capital expenditure have no expiration date.
[2]The total tax losses of US$227.6 million (2020: US$231.2 million) comprise US$3.1 million (2020: US$3.8 million) tax losses that expire between one and two years, US$4.3 million (2020: US$1.9 million) tax losses that expire between two and five years, US$1.2 million (2020: US$2.6 million) tax losses that expire between five and 10 years, US$180.4 million (2020: US$180.4 million) tax losses that expire after 10 years and US$38.6 million (2020: US$42.5 million) tax losses that have no expiry date.
[3]These deductions are available to be utilised against income generated by the relevant tax entity and do not expire.
4At 31 December 2021, deferred tax assets at La Cima of US$45.8 million (2020: US$nil) not recognised relate to losses on financial instruments.
[5]Tax losses may be carried forward for five years. These losses expire on a first-in-first-out basis. Tax losses of US$31.5 million (2020: US$8.9 million) expire in three years, tax losses of US$46.9 million (2020: US$35.1 million) expire in four years and tax losses of US$nil (2020: US$85.5 million) expire in five years.
6At 31 December 2021, tax losses at Damang of US$31.5 million (2020: US$44.5 million) comprise a deferred tax asset recognised for an assessed loss of US$nil (2020: US$8.9 million) and deferred tax assets not recognised relating to financial instruments losses of US$31.5 million (2020: US$35.6 million).
7At 31 December 2021, deferred tax assets at Tarkwa of US$46.9 million (2020: US$85.0 million) not recognised relating to losses on financial instruments.